SCHEDULE OF IDENTIFIABLE AMORTIZABLE INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Beginning balance			$ 1,010,931
Amortization expense	$ 40,506	$ 15,648	110,495	$ 46,944	$ 100,821	$ 15,648
Ending balance	$ 1,147,601		1,147,601		1,010,931
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance
Amortization expense
Ending balance
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			23,544	3,433	3,433
Amortization expense					20,111	3,433
Ending balance					23,544	3,433
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			58,775	9,165	9,165
Amortization expense					49,610	9,165
Ending balance					58,775	9,165
Intellectual Property/Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			34,150	3,050	3,050
Amortization expense					31,100	3,050
Ending balance					34,150	3,050
Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance			$ 116,469	$ 15,648	15,648
Amortization expense					100,821	15,648
Ending balance					$ 116,469	$ 15,648